Diversified International Fund Summary

Class/Ticker: Class A - SILAX; Class B - SILBX; Class C - WFECX

Summary Prospectus

March 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated March 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 54 and 56 of the Prospectus and "Additional Purchase and Redemption Information" on page 56 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.80%	0.80%	0.80%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.66%	2.41%	2.41%
Fee Waivers	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.42%	2.17%	2.17%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.41% for Class A, 2.16% for Class B and 2.16% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$711	$720	$320	$220	$220
3 Years	$1,046	$1,029	$729	$729	$729
5 Years	$1,404	$1,464	$1,264	$1,264	$1,264
10 Years	$2,408	$2,455	$2,728	$2,455	$2,728

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan)
 Artisan employs a fundamental stock selection process to identify long-term opportunities to invest in international growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan may sell a stock when Artisan thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
 LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the Fund's benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
 Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across all market capitalizations. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+22.32%
Lowest Quarter: 4th Quarter 2008	-20.89%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	9/24/1997	11.90%	-5.22%	5.34%
Class A (after taxes on distributions)	9/24/1997	9.71%	-6.26%	4.53%
Class A (after taxes on distributions and the sale of Fund Shares)	9/24/1997	7.70%	-4.78%	4.47%
Class B (before taxes)	9/24/1997	12.94%	-5.27%	5.39%
Class C (before taxes)	4/1/1998	16.91%	-4.75%	5.18%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		17.32%	-3.69%	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Jeffrey Everett, CFA, Portfolio Manager/2012 Dale Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investment. Minimum Additional Investment
 Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES AND

SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Diversified International Fund (the “Fund”)

At a Special Meeting of Shareholders to be held on February 14, 2014 (the “Meeting”), shareholders of the Fund will be asked to approve a new sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”). Shareholders are being asked to approve a new sub-advisory agreement with Artisan in anticipation of the expected termination of the current sub-advisory agreement with Artisan that will result from a "change of control" of Artisan (as defined in the Investment Company Act of 1940, as amended) that is expected to occur when Artisan Partners Asset Management Inc., the general partner of Artisan's parent company, Artisan Partners Holdings LP, gains voting control of the parent company. Following the change of control, shareholder approval of a new sub-advisory agreement will be necessary for Artisan to continue as a sub-adviser to the Fund.

The new sub-advisory agreement has been unanimously approved by the Fund’s Board of Trustees, which recommends that shareholders vote to approve the new agreement. Shareholders of record as of November 21, 2013 will be eligible to vote at the meeting. Proxy materials will be mailed to such shareholders in December 2013.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.

December 3, 2013                                                                                                                   IEIT123/P304SP

Diversified International Fund Summary

Class/Ticker: Administrator Class: WFIEX

Summary Prospectus

April 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated March 1, 2013, as previously supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.50%
Fee Waivers	0.24%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.26%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$128
3 Years	$451
5 Years	$796
10 Years	$1,770

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan)
 Artisan employs a fundamental stock selection process to identify long-term opportunities to invest in international growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan may sell a stock when Artisan thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
 LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the Fund's benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
 Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across all market capitalizations. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2009	+22.24%
Lowest Quarter: 4th Quarter 2008	-20.86%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	11/8/1999	18.97%	-3.90%	6.19%
Administrator Class (after taxes on distributions)	11/8/1999	16.61%	-4.87%	5.40%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	11/8/1999	12.29%	-3.64%	5.26%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		17.32%	-3.69%	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Jeffrey Everett, CFA, Portfolio Manager/2012 Dale Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES AND

SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Diversified International Fund (the “Fund”)

At a Special Meeting of Shareholders to be held on February 14, 2014 (the “Meeting”), shareholders of the Fund will be asked to approve a new sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”). Shareholders are being asked to approve a new sub-advisory agreement with Artisan in anticipation of the expected termination of the current sub-advisory agreement with Artisan that will result from a "change of control" of Artisan (as defined in the Investment Company Act of 1940, as amended) that is expected to occur when Artisan Partners Asset Management Inc., the general partner of Artisan's parent company, Artisan Partners Holdings LP, gains voting control of the parent company. Following the change of control, shareholder approval of a new sub-advisory agreement will be necessary for Artisan to continue as a sub-adviser to the Fund.

The new sub-advisory agreement has been unanimously approved by the Fund’s Board of Trustees, which recommends that shareholders vote to approve the new agreement. Shareholders of record as of November 21, 2013 will be eligible to vote at the meeting. Proxy materials will be mailed to such shareholders in December 2013.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.

December 3, 2013                                                                                                                   IEIT123/P304SP

Diversified International Fund Summary

Class/Ticker: Institutional Class: WFISX

Summary Prospectus

April 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated March 1, 2013, as previously supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.99% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$368
5 Years	$654
10 Years	$1,468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan)
 Artisan employs a fundamental stock selection process to identify long-term opportunities to invest in international growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan may sell a stock when Artisan thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
 LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the Fund's benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
 Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across all market capitalizations. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2009	+22.43%
Lowest Quarter: 4th Quarter 2008	-20.85%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/31/2006	18.78%	-3.74%	6.31%
Institutional Class (after taxes on distributions)	8/31/2006	14.96%	-5.11%	5.29%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/31/2006	12.15%	-3.73%	5.23%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		17.32%	-3.69%	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Jeffrey Everett, CFA, Portfolio Manager/2012 Dale Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES AND

SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Diversified International Fund (the “Fund”)

At a Special Meeting of Shareholders to be held on February 14, 2014 (the “Meeting”), shareholders of the Fund will be asked to approve a new sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”). Shareholders are being asked to approve a new sub-advisory agreement with Artisan in anticipation of the expected termination of the current sub-advisory agreement with Artisan that will result from a "change of control" of Artisan (as defined in the Investment Company Act of 1940, as amended) that is expected to occur when Artisan Partners Asset Management Inc., the general partner of Artisan's parent company, Artisan Partners Holdings LP, gains voting control of the parent company. Following the change of control, shareholder approval of a new sub-advisory agreement will be necessary for Artisan to continue as a sub-adviser to the Fund.

The new sub-advisory agreement has been unanimously approved by the Fund’s Board of Trustees, which recommends that shareholders vote to approve the new agreement. Shareholders of record as of November 21, 2013 will be eligible to vote at the meeting. Proxy materials will be mailed to such shareholders in December 2013.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.

December 3, 2013                                                                                                                   IEIT123/P304SP

Diversified International Fund Summary

Class/Ticker: Investor Class: WIEVX

Summary Prospectus

March 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI"), dated March 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.86%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.72%
Fee Waivers	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.47%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$150
3 Years	$518
5 Years	$910
10 Years	$2,009

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan)
 Artisan employs a fundamental stock selection process to identify long-term opportunities to invest in international growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan may sell a stock when Artisan thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
 LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the Fund's benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
 Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across all market capitalizations. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 2nd Quarter 2009	+22.09%
Lowest Quarter: 4th Quarter 2008	-20.91%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	7/18/2008	18.63%	-4.11%	5.82%
Investor Class (after taxes on distributions)	7/18/2008	16.32%	-5.17%	5.01%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/18/2008	12.08%	-3.87%	4.90%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		17.32%	-3.69%	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Jeffrey Everett, CFA, Portfolio Manager/2012 Dale Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES AND

SUMMARY PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Diversified International Fund (the “Fund”)

At a Special Meeting of Shareholders to be held on February 14, 2014 (the “Meeting”), shareholders of the Fund will be asked to approve a new sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”). Shareholders are being asked to approve a new sub-advisory agreement with Artisan in anticipation of the expected termination of the current sub-advisory agreement with Artisan that will result from a "change of control" of Artisan (as defined in the Investment Company Act of 1940, as amended) that is expected to occur when Artisan Partners Asset Management Inc., the general partner of Artisan's parent company, Artisan Partners Holdings LP, gains voting control of the parent company. Following the change of control, shareholder approval of a new sub-advisory agreement will be necessary for Artisan to continue as a sub-adviser to the Fund.

The new sub-advisory agreement has been unanimously approved by the Fund’s Board of Trustees, which recommends that shareholders vote to approve the new agreement. Shareholders of record as of November 21, 2013 will be eligible to vote at the meeting. Proxy materials will be mailed to such shareholders in December 2013.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.

December 3, 2013                                                                                                                   IEIT123/P304SP